Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Sales	$ 6,839,005	$ 7,129,199	$ 6,998,565
Cost of sales and occupancy	5,156,499	5,211,683	5,197,252
Gross profit	1,682,506	1,917,516	1,801,313
Selling and administrative expenses	1,675,376	1,739,452	1,629,465
Depreciation and amortization	227,134	232,667	228,647
Operating loss	(220,004)	(54,603)	(56,799)
Interest expense, net and amortization of deferred financing fees	(35,345)	(35,304)	(57,350)
Loss before income taxes	(255,349)	(89,907)	(114,149)
Income taxes (benefit)	(97,543)	(25,067)	(45,276)
Net loss	(157,806)	(64,840)	(68,873)
Net loss attributable to noncontrolling interests			37
Net loss attributable to Barnes & Noble, Inc.	(157,806)	(64,840)	(68,836)
Loss attributable to Barnes & Noble, Inc.
Loss	(157,806)	(64,840)	(68,873)
Less loss attributable to noncontrolling interests			37
Net loss attributable to Barnes & Noble, Inc.	$ (157,806)	$ (64,840)	$ (68,836)
Basic loss per common share
Net loss attributable to Barnes & Noble, Inc.	$ (3.02)	$ (1.34)	$ (1.22)
Diluted loss per common share
Net loss attributable to Barnes & Noble, Inc.	$ (3.02)	$ (1.34)	$ (1.22)
Weighted average common shares outstanding
Basic	58,247	57,337	56,588
Diluted	58,247	57,337	56,588